Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—95.0%
		Communication Services—9.2%
24,359		Alphabet, Inc., Class A	$ 8,674,971
19,569		Alphabet, Inc., Class C	6,979,284
23,102		AT&T, Inc.	537,122
350	[2]	Charter Communications, Inc.	50,743
14,890		Comcast Corp., Class A	356,764
570	[2]	Echostar Holding Corp.	47,931
1,598		Electronic Arts, Inc.	335,356
834		Fox Corp., Class A	48,564
581		Fox Corp., Class B	30,177
661	[2]	Live Nation Entertainment, Inc.	115,100
9,178		Meta Platforms, Inc.	5,109,484
15,867	[2]	Netflix, Inc.	1,137,823
1,525		News Corp., Class A	42,029
504		News Corp., Class B	15,760
1,191		Omnicom Group, Inc.	93,732
727	[2]	Take-Two Interactive Software, Inc.	176,603
263		TKO Group Holdings, Inc.	47,816
1,945		T-Mobile USA, Inc.	335,921
9,122	[2]	Trade Desk, Inc./The	164,561
17,451		Verizon Communications, Inc.	816,881
5,936		Walt Disney Co.	570,984
10,358	[2]	Warner Bros. Discovery, Inc.	272,415
		TOTAL	25,960,021
		Consumer Discretionary—8.9%
1,747	[2]	Airbnb, Inc.	264,705
40,912	[2]	Amazon.com, Inc.	11,110,881
25	[2]	AutoZone, Inc.	75,406
2,327		Best Buy Co., Inc.	200,727
4,015		Booking Holdings, Inc.	774,494
5,377		Carnival Corp. Ltd.	149,534
874	[2]	Carvana Co.	54,503
5,361	[2]	Chipotle Mexican Grill, Inc.	199,536
1,102		D. R. Horton, Inc.	157,652
479		Darden Restaurants, Inc.	97,515
1,854	[2]	Deckers Outdoor Corp.	179,616
128		Domino’s Pizza, Inc.	44,472
777	[2]	DoorDash, Inc.	152,416
1,856		eBay, Inc.	211,603
931		Expedia Group, Inc.	274,403
16,357		Ford Motor Co.	240,121
685		Garmin Ltd.	201,239
3,768		General Motors Co.	334,824
575		Genuine Parts Co.	71,513
562		Hasbro, Inc.	52,794
951		Hilton Worldwide Holdings, Inc.	304,786
3,756		Home Depot, Inc.	1,246,842
4,015		Las Vegas Sands Corp.	196,293

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,341		Lowe’s Cos., Inc.	$ 486,483
1,513	[2]	Lululemon Athletica Inc.	179,850
915		Marriott International, Inc., Class A	341,139
2,969		McDonald’s Corp.	803,530
802	[2]	MGM Resorts International	35,745
5,013		Nike, Inc., Class B	209,092
11	[2]	NVR, Inc.	67,618
3,463	[2]	O’Reilly Automotive, Inc.	309,419
796		Pulte Group, Inc.	100,670
444	[2]	Reformation, Inc.	7,202
1,918		Ross Stores, Inc.	481,552
600		Royal Caribbean Cruises, Ltd.	190,980
4,763		Starbucks Corp.	501,306
844		Tapestry, Inc.	128,600
11,766	[2]	Tesla, Inc.	3,661,697
4,622		TJX Cos., Inc.	727,226
2,192		Tractor Supply Co.	67,448
182	[2]	Ulta Beauty, Inc.	93,335
492		Williams-Sonoma, Inc.	112,501
350		Wynn Resorts Ltd.	34,759
1,152		Yum! Brands, Inc.	176,579
		TOTAL	25,312,606
		Consumer Staples—4.4%
6,979		Altria Group, Inc.	476,875
3,756		Archer-Daniels-Midland Co.	297,738
2,106		Brown-Forman Corp., Class B	60,505
154		Casey’s General Stores, Inc.	134,134
990		Church & Dwight Co., Inc.	97,822
505		Clorox Co.	48,243
3,344		Colgate-Palmolive Co.	305,307
1,529		Constellation Brands, Inc., Class A	199,122
1,854		Costco Wholesale Corp.	1,764,804
920		Dollar General Corp.	116,886
757	[2]	Dollar Tree, Inc.	96,298
2,649		Estee Lauder Cos., Inc., Class A	222,251
2,230		General Mills, Inc.	79,722
620		Hershey Foods Corp.	108,531
8,024		Kenvue, Inc.	154,382
1,373		Keurig Dr Pepper, Inc.	42,728
1,387		Kimberly-Clark Corp.	151,613
3,568		Kraft Heinz Co./The	92,233
4,035		Kroger Co.	232,981
1,062		McCormick & Co., Inc.	54,056
671		Molson Coors Beverage Company, Class B	27,887
3,175		Mondelez International, Inc.	197,834
2,984	[2]	Monster Beverage Corp.	287,598
6,653		PepsiCo, Inc.	928,493
6,514		Philip Morris International, Inc.	1,243,001
8,847		Procter & Gamble Co.	1,278,303
446		Smucker (J.M.) Co.	53,190
1,998		Sysco Corp.	170,310
856		Target Corp.	123,683

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
16,183		The Coca-Cola Co.	$ 1,417,469
1,179		Tyson Foods, Inc., Class A	68,335
18,322		WalMart Inc.	2,037,406
		TOTAL	12,569,740
		Energy—3.1%
1,477		APA Corp.	55,122
4,146		Baker Hughes a GE Co. LLC	250,792
7,824		Chevron Corp.	1,539,998
5,092		ConocoPhillips	613,484
7,948		Devon Energy Corp.	358,693
811		Diamondback Energy, Inc.	164,592
2,226		EOG Resources, Inc.	330,984
2,614		EQT Corp.	139,300
2,523		Expand Energy Corp.	237,238
17,323	[2]	ExxonMobil Holdings Corp.	2,692,687
3,491		Halliburton Co.	112,585
3,930		Kinder Morgan, Inc.	126,467
1,220		Marathon Petroleum Corp.	386,093
3,035		Occidental Petroleum Corp.	173,208
1,076		ONEOK, Inc.	97,712
1,029		Phillips 66	217,819
6,248		SLB Ltd.	309,838
897		Targa Resources, Inc.	242,522
242		Texas Pacific Land Corp.	97,424
1,699		Valero Energy Corp.	531,617
3,241		Williams Cos., Inc.	231,861
		TOTAL	8,910,036
		Financials—11.9%
1,915		Aflac, Inc.	244,124
1,076		Allstate Corp.	284,150
2,224		American Express Co.	747,820
3,365		American International Group, Inc.	264,422
376		Ameriprise Financial, Inc.	205,236
893		Aon PLC	321,971
1,928		Apollo Global Management, Inc.	242,138
1,454	[2]	Arch Capital Group Ltd.	146,171
882	[3]	Ares Management Corp.	112,975
571		Arthur J. Gallagher & Co.	142,419
207		Assurant, Inc.	57,792
24,929		Bank of America Corp.	1,544,352
2,869		Bank of New York Mellon Corp.	448,511
7,391	[2]	Berkshire Hathaway, Inc., Class B	3,780,792
603		BlackRock, Inc.	657,505
3,105		Blackstone, Inc.	396,664
2,237	[2]	Block, Inc.	181,734
1,937		Capital One Financial Co.	404,852
437		Cboe Global Markets, Inc.	135,571
6,832		Charles Schwab Corp.	719,000
1,508		Chubb Ltd.	528,825
7,128		Citigroup, Inc.	944,104
1,767		Citizens Financial Group, Inc.	126,606
2,042		CME Group, Inc.	546,827

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
122	[2]	Coinbase Global, Inc.	$ 17,844
106		Erie Indemnity Co.	25,656
530		Everest Group Ltd.	198,299
623		FactSet Research Systems, Inc.	163,974
2,160		Fidelity National Information Services, Inc.	96,703
3,788		Fifth Third Bancorp	214,022
2,229	[2]	Fiserv, Inc.	120,232
5,284		Franklin Resources, Inc.	178,916
972		Global Payments, Inc.	81,726
325		Globe Life, Inc.	59,231
1,233		Goldman Sachs Group, Inc.	1,255,663
8,472		Huntington Bancshares, Inc.	144,363
461		Interactive Brokers Group, Inc., Class A	40,563
3,353		Intercontinental Exchange, Inc.	511,265
1,853		Invesco Ltd.	54,849
1,177		Jack Henry & Associates, Inc.	181,305
10,799		JPMorgan Chase & Co.	3,798,980
3,852		KeyCorp	87,017
1,518		KKR & Co., Inc, Class Common	153,971
612		M&T Bank Corp.	150,729
2,014		Marsh & McLennan Cos., Inc.	382,036
3,372		Mastercard, Inc.	1,932,493
3,811		MetLife, Inc.	366,351
336		Moody’s Corp.	160,736
5,010		Morgan Stanley	1,054,204
304		MSCI, Inc., Class A	173,961
1,867		NASDAQ, Inc.	175,853
1,535		Northern Trust Corp.	279,662
3,687		PayPal Holdings, Inc.	210,933
1,678		PNC Financial Services Group, Inc.	419,282
822		Principal Financial Group, Inc.	93,461
2,442		Progressive Corp., OH	516,288
1,450		Prudential Financial, Inc.	177,016
725		Raymond James Financial, Inc.	127,586
8,217		Regions Financial Corp.	254,316
2,040	[2]	Robinhood Markets, Inc.	176,582
1,267		S&P Global, Inc.	521,915
1,935		State Street Corp.	356,350
1,406		Synchrony Financial	106,561
2,128		T. Rowe Price Group, Inc.	237,804
2,173		The Hartford Insurance Group, Inc.	308,370
889		The Travelers Cos., Inc.	332,806
7,810		Truist Financial Corp.	404,870
6,488		U.S. Bancorp	408,809
6,937		Visa, Inc., Class A	2,539,844
1,229		W. R. Berkley Corp.	89,152
12,790		Wells Fargo & Co.	1,105,695
395		Willis Towers Watson PLC	132,688
		TOTAL	33,765,493
		Health Care—8.6%
7,280		Abbott Laboratories	769,496
7,384		AbbVie, Inc.	1,852,941

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
109		Agilent Technologies, Inc.	$ 15,082
278	[2]	Align Technology, Inc.	47,027
2,256		Amgen, Inc.	868,921
2,159		Baxter International, Inc.	56,480
1,934		Becton Dickinson & Co.	320,309
617	[2]	Biogen, Inc.	125,220
654		Bio-Techne Corp.	47,147
3,248	[2]	Boston Scientific Corp.	151,779
8,535		Bristol-Myers Squibb Co.	557,421
979		Cardinal Health, Inc.	225,199
332		Cencora, Inc.	103,365
4,158	[2]	Centene Corp.	258,711
201	[2]	Charles River Laboratories International, Inc.	46,735
815	[2]	Cooper Cos., Inc.	58,941
3,989		CVS Health Corp.	416,571
2,633		Danaher Corp.	513,382
767	[2]	Davita, Inc.	184,149
3,483	[2]	Dexcom, Inc.	290,656
2,406	[2]	Edwards Lifesciences Corp.	207,085
908		Elevance Health, Inc.	341,263
3,186		Eli Lilly & Co.	3,660,204
5,189		Gilead Sciences, Inc.	675,660
992		HCA Healthcare, Inc.	399,369
134		Humana, Inc.	48,757
330	[2]	IDEXX Laboratories, Inc.	184,493
1,730	[2]	Incyte Genomics, Inc.	206,770
289	[2]	Insulet Corp.	47,786
1,480	[2]	Intuitive Surgical, Inc.	522,928
1,230	[2]	IQVIA Holdings, Inc.	289,075
9,492		Johnson & Johnson	2,433,274
343		Labcorp Holdings, Inc.	106,056
502		McKesson Corp.	429,807
5,366		Medtronic PLC	458,203
11,476		Merck & Co., Inc.	1,494,175
84	[2]	Mettler-Toledo International, Inc.	118,969
1,476	[2]	Moderna, Inc.	80,914
23,820		Pfizer, Inc.	595,738
463		Quest Diagnostics, Inc.	107,884
599		Regeneron Pharmaceuticals, Inc.	456,815
606		ResMed, Inc.	127,854
466		Revvity, Inc.	52,434
1,078		STERIS PLC	246,215
1,442		Stryker Corp.	469,659
1,106		The Cigna Group	308,629
1,553		Thermo Fisher Scientific, Inc.	891,888
3,795		UnitedHealth Group, Inc.	1,572,648
223		Universal Health Services, Inc., Class B	37,562
628	[2]	Veeva Systems, Inc.	127,974
770	[2]	Vertex Pharmaceuticals, Inc.	367,367
4,867		Viatris, Inc.	85,465
37	[2]	Waters Corp.	13,961
295		West Pharmaceutical Services, Inc.	100,583

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
809		Zimmer Biomet Holdings, Inc.	$ 75,989
3,319		Zoetis, Inc.	256,526
		TOTAL	24,509,511
		Industrials—8.2%
2,180		3M Co.	384,290
359		Allegion PLC	56,507
382		Ametek, Inc.	92,333
1,671		Automatic Data Processing, Inc.	445,255
119	[2]	Axon Enterprise, Inc.	62,803
2,704	[2]	Boeing Co.	584,443
483		Broadridge Financial Solutions, Inc.	74,358
2,200	[2]	Builders Firstsource, Inc.	146,168
493		C.H. Robinson Worldwide, Inc.	72,831
3,263		Carrier Global Corp.	201,686
1,925		Caterpillar, Inc.	1,568,509
776		Cintas Corp.	158,793
147		Comfort Systems USA, Inc.	254,264
3,704	[2]	Copart, Inc.	107,860
7,766		CSX Corp.	391,406
762		Cummins, Inc.	483,260
1,050		Deere & Co.	622,303
4,351		Delta Air Lines 2020-1 Class	380,451
563		Dover Corp.	115,201
1,298		Eaton Corp. PLC	538,930
186		Emcor Group, Inc.	148,322
2,341		Emerson Electric Co.	350,729
1,212		Equifax, Inc.	209,215
547		Expeditors International of Washington, Inc.	91,836
4,798		Fastenal Co.	228,913
917		FedEx Corp.	281,886
454	[2]	Fedex Freight Holding Co. Inc.	63,801
1,274		Fortive Corp.	75,434
3,987		GE Aerospace	1,435,599
996		GE Vernova, Inc.	986,329
246	[2]	Generac Holdings, Inc.	48,489
1,428		General Dynamics Corp.	547,524
1,324	[2]	Honeywell Aerospace, Inc.	273,724
1,324		Honeywell International, Inc.	321,798
1,672		Howmet Aerospace, Inc.	471,939
221		Hubbell, Inc.	104,434
613		Huntington Ingalls Industries, Inc.	200,114
309		IDEX Corp.	71,209
586		Illinois Tool Works, Inc.	168,153
1,488		Ingersoll-Rand, Inc.	124,069
810		J. B. Hunt Transportation Services, Inc.	220,117
2,550		Johnson Controls International PLC	373,983
779		L3Harris Technologies Inc.	215,830
1,586		Leidos Holdings, Inc.	183,342
132		Lennox International, Inc.	54,896
1,098		Lockheed Martin Corp.	639,848
843		Masco Corp.	60,258
681		Nordson Corp.	202,788

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
495		Norfolk Southern Corp.	$ 166,063
800		Northrop Grumman Corp.	433,984
765		Old Dominion Freight Lines, Inc.	162,287
1,604		Otis Worldwide Corp.	115,408
2,200		PACCAR, Inc.	291,896
527		Parker-Hannifin Corp.	514,631
1,348		Paychex, Inc.	157,500
675		Pentair PLC	44,172
627		Quanta Services, Inc.	418,435
836		Republic Services, Inc.	176,020
756		Rockwell Automation, Inc.	362,940
1,227		Rollins, Inc.	46,589
4,936		RTX Corp.	1,062,326
2,770		Smith (A.O.) Corp.	166,560
216		Snap-On, Inc.	88,649
650		Stanley Black & Decker, Inc.	61,477
2,164		Textron, Inc.	184,503
924		Trane Technologies PLC	420,374
133	[2]	TransDigm, Inc.	166,833
8,507	[2]	Uber Technologies, Inc.	598,552
2,481		Union Pacific Corp.	724,775
1,356	[2]	United Airlines Holdings, Inc.	164,523
1,853		United Parcel Service, Inc.	193,120
262		United Rentals, Inc.	282,766
1,026		Veralto Corp.	96,618
548		Verisk Analytics, Inc.	106,778
1,605		Vertiv Holdings Co.	387,720
182		W.W. Grainger, Inc.	251,564
1,544		Waste Management, Inc.	349,793
219		Westinghouse Air Brake Technologies Corp.	63,698
993		Xylem, Inc.	116,151
		TOTAL	23,272,935
		Information Technology—35.0%
2,566		Accenture PLC	425,751
2,252	[2]	Adobe, Inc.	563,923
6,815	[2]	Advanced Micro Devices, Inc.	3,244,962
608	[2]	Akamai Technologies, Inc.	70,029
4,315		Amphenol Corp., Class A	693,420
2,362		Analog Devices, Inc.	867,822
61,384		Apple, Inc.	18,962,131
3,092		Applied Materials, Inc.	1,569,716
1,124	[2]	AppLovin Corp.	444,992
4,315	[2]	Arista Networks, Inc.	778,210
1,446	[2]	Autodesk, Inc.	338,653
19,788		Broadcom, Inc.	7,703,073
1,153	[2]	Cadence Design Systems, Inc.	392,043
534		CDW Corp.	78,931
896	[2]	Ciena Corp.	337,837
16,508		Cisco Systems, Inc.	1,914,763
1,980		Cognizant Technology Solutions Corp.	109,593
466	[2]	Coherent Corp.	122,507
3,273		Corning, Inc.	452,492

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
4,256	[2]	Crowdstrike Holdings, Inc.	$ 812,300
1,383	[2]	Datadog, Inc.	370,603
1,209		Dell Technologies, Inc.	490,092
582	[2]	F5, Inc.	234,296
97	[2]	Fair Isaac & Co., Inc.	108,928
972	[2]	First Solar, Inc.	205,121
1,537	[2]	Flex Ltd.	174,834
2,603	[2]	Fortinet, Inc.	421,556
280	[2]	Gartner, Inc., Class A	42,286
1,961	[2]	GoDaddy, Inc.	162,253
8,310		Hewlett Packard Enterprise Co.	398,049
8,548		HP, Inc.	233,104
3,420		IBM Corp.	764,883
19,745	[2]	Intel Corp.	1,780,999
1,156		Intuit, Inc.	365,377
441		Jabil, Inc.	138,937
717	[2]	Keysight Technologies, Inc.	228,780
5,011		KLA Corp.	916,111
5,227		Lam Research Corp.	1,531,616
172	[2]	Lumentum Holdings, Inc.	122,798
3,199		Marvell Technology, Inc.	600,004
846		Microchip Technology, Inc.	62,849
4,713		Micron Technology, Inc.	3,878,940
30,779		Microsoft Corp.	14,303,617
205		Monolithic Power Systems, Inc.	292,336
694		Motorola Solutions, Inc.	302,411
1,685		NetApp, Inc.	300,773
101,226		NVIDIA Corp.	20,321,119
1,055		NXP Semiconductors NV	241,764
2,818	[2]	ON Semiconductor Corp.	229,977
6,366		Oracle Corp.	826,752
8,576	[2]	Palantir Technologies, Inc.	1,055,363
3,389	[2]	Palo Alto Networks, Inc.	1,124,572
483	[2]	PTC, Inc.	66,268
875	[2]	Qnity Electronics, Inc.	114,783
4,405		Qualcomm, Inc.	650,222
100		Roper Technologies, Inc.	39,197
3,419		Salesforce, Inc.	629,164
619	[2]	Sandisk Corp.	751,980
937		Seagate Technology Holdings PLC	802,194
5,452	[2]	ServiceNow, Inc.	606,426
629		Skyworks Solutions, Inc.	39,174
801	[2]	Synopsys, Inc.	311,397
1,220		TE Connectivity Plc	250,942
654		Teradyne, Inc.	240,469
4,245		Texas Instruments, Inc.	1,170,516
974	[2]	Trimble, Inc.	55,109
176	[2]	Tyler Technologies, Inc.	54,490
845		Verisign, Inc.	245,067
1,441		Western Digital Corp.	785,114
851	[2]	Workday, Inc.	136,449

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
199	[2]	Zebra Technologies Corp., Class A	$ 58,470
		TOTAL	99,121,679
		Materials—1.8%
931		Air Products & Chemicals, Inc.	274,543
493		Albemarle Corp.	57,997
1,155		Avery Dennison Corp.	196,038
1,113		Ball Corp.	72,234
642		CF Industries Holdings, Inc.	80,372
2,795		Corteva, Inc.	219,994
4,010		CRH PLC	380,990
3,012		Dow, Inc	91,233
571		DuPont de Nemours, Inc.	78,227
1,059		Ecolab, Inc.	294,010
6,008		Freeport-McMoRan, Inc.	376,281
2,213		International Paper Co.	90,357
1,674		Linde PLC	800,808
1,878		LyondellBasell Industries N.V.	116,586
26		Martin Marietta Materials	13,654
5,723		Newmont Corp.	536,302
952		Nucor Corp.	244,940
370		Packaging Corp. of America	90,961
932		PPG Industries, Inc.	103,005
1,383		Sherwin-Williams Co.	471,396
2,192		Smurfit WestRock PLC	100,766
567		Steel Dynamics, Inc.	142,464
542		Vulcan Materials Co.	145,565
		TOTAL	4,978,723
		Real Estate—1.8%
655		Alexandria Real Estate Equities, Inc.	33,700
2,683		American Tower Corp.	465,125
1,322		Avalonbay Communities, Inc.	245,376
420		Camden Property Trust	46,540
1,224	[2]	CBRE Group, Inc.	179,695
1,707	[2]	CoStar Group, Inc.	49,093
3,378		Crown Castle, Inc.	257,741
1,381		Digital Realty Trust, Inc.	260,346
412		Equinix, Inc.	419,943
269		Essex Property Trust, Inc.	76,434
329		Federal Realty Investment Trust	40,826
9,750		Healthpeak Properties, Inc.	212,843
8,074		Host Hotels & Resorts, Inc.	202,900
2,284		Invitation Homes, Inc.	67,881
1,243		Iron Mountain, Inc.	152,044
2,819		Kimco Realty Corp.	71,828
486		Mid-American Apartment Communities, Inc.	64,317
2,951		ProLogis, Inc.	426,744
660		Public Storage	213,952
3,897		Realty Income Corp.	248,901
689		Regency Centers Corp.	55,320
443		SBA Communications, Corp.	80,174
720		Simon Property Group, Inc.	165,146
1,236		UDR, Inc.	47,166

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,032		Ventas, Inc.	$ 190,012
4,567		VICI Properties, Inc.	120,341
1,425		Vivmark Residential	94,691
2,424		Welltower, Inc.	568,283
		TOTAL	5,057,362
		Utilities—2.1%
8,900		AES Corp.	130,652
1,079		Alliant Energy Corp.	76,372
1,157		Ameren Corp.	126,819
2,274		American Electric Power Co., Inc.	290,731
816		American Water Works Co., Inc.	109,483
2,734		CenterPoint Energy, Inc.	114,937
1,540		Consolidated Edison Co.	167,629
837		Constellation Energy Corp.	219,922
3,676		Dominion Energy, Inc.	254,269
869		DTE Energy Co.	123,285
4,335		Duke Energy Corp.	543,739
3,487		Edison International	255,841
1,914		Entergy Corp.	205,985
963		Evergy, Inc.	79,939
3,501		EverSource Energy	250,636
7,201		Exelon Corp.	329,950
2,176		FirstEnergy, Corp.	105,122
8,715		NextEra Energy, Inc.	757,508
2,004		NiSource, Inc.	89,038
17,309		P G & E Corp.	300,830
506		Pinnacle West Capital Corp.	51,101
3,144		PPL Corp.	110,700
2,083		Public Service Enterprises Group, Inc.	159,724
2,732		Sempra Energy	241,918
4,711		Southern Co.	445,378
1,325		Vistra Corp.	196,352
177		WEC Energy Group, Inc.	19,367
889		Xcel Energy, Inc.	69,520
		TOTAL	5,826,747
		TOTAL COMMON STOCKS (IDENTIFIED COST $58,906,256)	269,284,853
		RIGHTS—0.0%
		Industrials—0.0%
933	[2,4]	TPG, Inc., Rights (IDENTIFIED COST $0)	9
		INVESTMENT COMPANY—4.7%
13,365,341		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[5] (IDENTIFIED COST $13,365,341)	13,365,341
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $72,271,597)[6]	282,650,203
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	871,497
		NET ASSETS—100%	$283,521,700

At July 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	38	$14,286,575	September 2026	$20,312
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$10,403,526
Purchases at Cost	$24,052,707
Proceeds from Sales	$(21,090,892)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$13,365,341
Shares Held as of 7/31/2026	13,365,341
Dividend Income	$302,207

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,286,575 at July 31, 2026, which represents 5.0% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.

2	Non-income-producing security.
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$108,357	$110,653

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$261,766,975	$—	$—	$261,766,975
International	7,517,878	—	—	7,517,878
Investment Company	13,365,341	—	—	13,365,341
Rights	—	—	9	9
TOTAL SECURITIES	$282,650,194	$—	$9	$282,650,203
Other Financial Instruments:*
Assets
Futures Contracts	$20,312	$—	$—	$20,312

*	Other financial instruments are futures contracts.